As filed with the Securities and Exchange Commission on January 19, 1996

                                              1933 Act Registration No. 2-81760
                                              1940 Act Registration No. 811-3663
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              -------------------

                                   FORM N-1A
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933 ( X )
                     Pre-Effective Amendment No.     (   )
                     Post-Effective Amendment No. 15 ( X )
                                    and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ( X )
                               Amendment No. 16      ( X )

                           -------------------------

            PaineWebber/Kidder, Peabody Government Money Fund, Inc.
              (Exact Name of Registrant as Specified in Charter)

                          1285 Avenue of the Americas
                             New York, N.Y. 10019
                   (Address of principal executive offices)

     Registrant's telephone number, including area code: (212) 713 - 2000

                              Dianne E. O'Donnell
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York 10019
                    (Name and Address of Agent for Service)

                                   Copy to:

                        John E. Baumgardner, Jr., Esq.
                              Sullivan & Cromwell
                               125 Broad Street
                           New York, New York 10004

It will be proposed that this filing will become effective:
          X   Immediately upon filing pursuant to paragraph (b) of Rule 485
         __   On ___________ pursuant to paragraph (b) of Rule 485
         __   60 days after filing pursuant to paragraph (a)(i) of Rule 485
         __   On ___________ pursuant to paragraph (a)(i) of Rule 485
         __   75 days after filing pursuant to paragraph (a)(ii) of Rule 485
         __   On ___________ pursuant to paragraph (a)(ii) of Rule 485

         The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 notice for the period ended November 20, 1995 was filed by Registrant on January 18, 1996.

Pursuant to paragraph (a)(2) and (b)(3) of Rule 24f-2, Registrant hereby terminates its current effective declaration.

            PaineWebber/Kidder, Peabody Government Money Fund, Inc.

         The purpose of this Post-Effective Amendment to the Registration Statement for PaineWebber/Kidder, Peabody Government Money Fund, Inc. (the "Fund") is to terminate the Fund's Rule 24f-2 declaration pursuant to the requirements of Rule 24f-2(b)(3). Accordingly, language regarding such termination is provided on the facing sheet of this document as required by Rule 24f-2(a)(2).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PaineWebber/Kidder, Peabody Government Money Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 15 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 19th day of January, 1996.

                         PaineWebber/Kidder, Peabody Government Money Fund, Inc.

                         By: /s/ Dianne E. O'Donnell
                             Dianne E. O'Donnell
                             Vice President & Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                           Date
---------                       -----                           ----

_____________________________   Director and President          January 19, 1996
Margo N. Alexander*             (Chief Executive Officer)

_____________________________   Director                        January 19, 1996
David Beaubien**

_____________________________   Director                        January 19, 1996
William W. Hewitt, Jr.**

_____________________________   Director                        January 19, 1996
Thomas R. Jordan**

_____________________________   Director                        January 19, 1996
Carl W. Schafer**

/s/ Julian F. Sluyters          Vice President and Treasurer    January 19, 1996
Julian F. Sluyters              (Chief Financial and Accounting
                                Officer)

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*  Signature affixed by Dianne E. O'Donnell pursuant to power of attorney dated
   December 28, 1995 and incorporated by reference from Post-Effective Amendment No. 17 to the registration statement of PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc., SEC File No. 2-81820, filed January 19, 1996.

** Signature affixed by Dianne E. O'Donnell pursuant to power of attorney dated
   March 8, 1995 and incorporated by reference from Post-Effective Amendment No. 9 to the registration statement of PaineWebber/Kidder, Peabody California Tax Exempt Money Fund, Inc., SEC File No. 33-14400, filed November 30, 1995.